Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 1,187	$ 189
Long- term	4,457	5,340
Total	5,644	5,529	$ 6,228	$ 6,971
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	505	23
Long- term	879	1,305
Total	1,384	1,328
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	682	166
Long- term	3,578	4,035
Total	4,260	4,201
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	210	161
Long- term	3,413	3,595
Total	$ 3,623	$ 3,756
Effective rate	4.70%	5.10%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 471	$ 2
Long- term	525	876
Total	$ 996	$ 878
Effective rate	3.20%	3.90%
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 499	$ 0
Long- term	475	842
Total	$ 974	$ 842
Effective rate	9.80%	11.20%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 7	$ 26
Long- term	44	27
Total	$ 51	$ 53
Effective rate	5.10%	5.40%